Tax Effects Allocated to Components of Other Comprehensive Income (Loss) Attributable to Noncontrolling Interests (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Pre-tax amount
Unrealized holding gains (losses) on available-for- sale securities	¥ 108,223	¥ 1,622	¥ (20,806)
Less: Reclassification of realized gains and losses included in net income	9,890	3,390	11,830
Unrealized gains (losses) on cash flow hedges	70	12	6
Foreign currency translation adjustment	54,319	(50,795)	(40,781)
Less: Reclassification of realized gains and losses included in net income	241	5,105	601
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(8,041)	(4,209)	(10,755)
Prior service cost arising during period, net		(122)	81
Less: Amortization of prior service cost	(2,271)	(2,275)	(2,274)
Less: Amortization of actuarial gains and losses	2,812	2,713	1,932
Less: Amortization of transition obligation	125	129	149
Total other comprehensive income (loss)	165,368	(44,430)	(60,017)
Tax benefit/ (expense)
Unrealized holding gains (losses) on available-for- sale securities	(38,718)	279	8,509
Less: Reclassification of realized gains and losses included in net income	(3,781)	(1,396)	(4,827)
Unrealized gains (losses) on cash flow hedges	(25)	(14)	(2)
Foreign currency translation adjustment	(15,350)	18,713	12,523
Less: Reclassification of realized gains and losses included in net income	(86)	(2,021)	(245)
Pension liability adjustment
Actuarial gains (losses) arising during period, net	2,872	1,463	4,388
Prior service cost arising during period, net		50	(33)
Less: Amortization of prior service cost	813	928	928
Less: Amortization of actuarial gains and losses	(1,007)	(1,107)	(788)
Less: Amortization of transition obligation	(45)	(53)	(61)
Total other comprehensive income (loss)	(55,327)	16,842	20,392
Net-of-tax amount
Unrealized holding gains (losses) on available-for- sale securities	69,505	1,901	(12,297)
Less: Reclassification of realized gains and losses included in net income	6,109	1,994	7,003
Unrealized gains (losses) on cash flow hedges	45	(2)	4
Foreign currency translation adjustment	38,969	(32,082)	(28,258)
Less: Reclassification of realized gains and losses included in net income	155	3,084	356
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(5,169)	(2,746)	(6,367)
Prior service cost arising during period, net		(72)	48
Less: Amortization of prior service cost	(1,458)	(1,347)	(1,346)
Less: Amortization of actuarial gains and losses	1,805	1,606	1,144
Less: Amortization of transition obligation	80	76	88
Total other comprehensive income (loss)	¥ 110,041	¥ (27,588)	¥ (39,625)